SHARE CAPITAL (Additional Stock Option Information) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Expiration term	10 years
Capital gains tax rate	25.00%	25.00%	24.00%
Options granted	152,949		196,470
Exercise price of options granted	$ 0.72		$ 0.47
Fair value of options granted	$ 137
Weighted-average fair value of options granted	$ 1.09		$ 0.21
Options issued for extinguishment of liabilities			70,588
Risk-free interest rate	1.20%		0.76%
Dividend yield	0.00%		0.00%
Expected volatility	344.19%		176.54%
Expected term	6 years 1 month 10 days		4 years 7 months 21 days
Intrinsic value of options exercised	23	0	1
Average stock price	$ 2.63	$ 0.62	$ 0.42
Unrecognized compensation cost	105
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
August 9, 2011[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			35,294
Exercise price of options granted			$ 0.47
Fair value of options granted			6
August 24, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term			10 years
Options granted			90,588
Exercise price of options granted			$ 0.85
Fair value of options granted			$ 18
August 24, 2011 [Member] | Vesting January 1, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			36,471
August 24, 2011 [Member] | Vesting January 1, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			54,118